POLICYHOLDERS' ACCOUNT BALANCES - Policyholder Account Balance (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Policyholder Account Balance [Roll Forward]
Balance, beginning of period	$ 20,141	$ 4,677
Acquisition from business combination		13,802
Issuances	2,781	130
Premiums received	1,316	459
Policy charges	(204)	(43)
Surrenders and withdrawals	(1,385)	(180)
Interest credited	292	29
Benefit payments	(19)	(34)
Other	96	(52)
Balance, end of period	23,018	18,788
Direct Insurance
Policyholder Account Balance [Roll Forward]
Balance, beginning of period	14,308	0
Acquisition from business combination		13,802
Issuances	2,695	101
Premiums received	215	35
Policy charges	(185)	(30)
Surrenders and withdrawals	(1,276)	(105)
Interest credited	276	4
Benefit payments	0	0
Other	(8)	0
Balance, end of period	16,025	13,807
Reinsurance
Policyholder Account Balance [Roll Forward]
Balance, beginning of period	5,833	4,677
Acquisition from business combination		0
Issuances	86	29
Premiums received	1,101	424
Policy charges	(19)	(13)
Surrenders and withdrawals	(109)	(75)
Interest credited	16	25
Benefit payments	(19)	(34)
Other	104	(52)
Balance, end of period	$ 6,993	$ 4,981